Basic and diluted earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Basic And Diluted Earnings Per Share
Schedule of basic and diluted earnings per share

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Net income attributable to Vale S.A.'s shareholders	2,117	2,769	3,511	4,448

Thousands of shares
Weighted average number of common shares outstanding	4,268,779	4,274,769	4,268,769	4,283,095
Weighted average number of common shares outstanding and potential ordinary shares	4,274,808	4,279,782	4,274,798	4,288,108

Basic and diluted earnings per share	0.50	0.65	0.82	1.04